Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2020	2021
	RMB	RMB
Prepaid advertising expenses, rentals and others	53,791	31,605
Deposits	6,553	6,466
Staff advances	981	1,571
Deductible VAT input	4,170	13,801
Interest receivable	800	23
Total	66,295	53,466